MoA Aggressive Allocation Fund Annual Fund Operating Expenses - MoA Aggressive Allocation Fund - MoA Aggressive Allocation Fund	Dec. 31, 2024
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.27%	[1]
Expenses (as a percentage of Assets)	0.36%

[1]	Acquired Fund Fees and Expenses ("AFFEs") reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the Fund’s direct operating expenses and not AFFEs.